Condensed Interim Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Current ASSETS
Cash	$ 167,305	$ 998,262
Receivables	22,259	146,209
Prepaid expenses and deposits	331,756	340,742
Current assets	521,320	1,485,213
Non-Current ASSETS
Prepaid expenses and deposits	16,195	19,231
Exploration and evaluation assets (Note 4)	16,061,422	15,094,413
Total Assets	16,598,937	16,598,857
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 5 and 8)	2,595,401	1,582,188
Term loans payable (Note 6)	1,160,366	1,138,520
Flow-through premium liability (Note 7)	53,526	11,666
Current liabilities	3,809,293	2,732,374
Non-Current LIABILITIES
Derivative liability (Note 7)	428,663	656,946
Total Liabilities	4,237,956	3,389,320
Shareholders' Equity
Capital stock (Note 7)	33,168,761	32,123,613
Subscriptions received (Note 7)	0	105,000
Reserves (Note 7)	2,776,010	2,462,047
Deficit	(23,583,790)	(21,481,123)
Total Shareholders’ Equity	12,360,981	13,209,537
Total Liabilities and Shareholders’ Equity	$ 16,598,937	$ 16,598,857